Document And Entity Information	12 Months Ended
Dec. 31, 2023
Document Information [Line Items]
Document Type	S-1
Entity Registrant Name	CERVOMED INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	30-0645032
Entity Address, Address Line One	20 Park Plaza, Suite 424
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	617
Local Phone Number	744-4400
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001053691
Amendment Flag	false